Income Taxes - Reconciliation of the expected income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Income tax expense calculated at the statutory rate	20.00%	20.00%	20.00%
Tax on undistributed earnings	4.20%	3.00%	8.00%
Tax benefit resulting from setting aside legal reserve from prior year's income	0.00%	0.00%	0.30%
Tax benefit resulting from offsetting prior year's undistributed earning tax with current year's loss	0.00%	0.00%	2.80%
Tax benefit resulting from actual investment from prior year's undistributed earnings	0.00%	0.00%	0.00%
Increase in tax credits	(3.30%)	(12.10%)	17.10%
Effect of change of unrecognized deductible temporary differences, tax losses carryforwards, and investment tax credits	0.70%	8.70%	(40.90%)
Net of non-taxable income and non-deductible expense	(2.00%)	0.20%	(2.20%)
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income	0.50%	(1.20%)	(1.20%)
Foreign tax rate differential	0.20%	1.50%	(3.50%)
Variance from audits, amendments and examinations of prior years' income tax filings	0.00%	(0.60%)	(2.30%)
Others	0.00%	1.10%	(0.70%)
Effective tax rate	20.30%	20.60%	(2.60%)
Profit (loss) before income taxes	$ 544,592	$ 56,872	$ (15,768)
Income tax expense calculated at the statutory rate	108,919	11,374	(3,154)
Tax on undistributed earnings	22,648	1,727	(1,261)
Tax benefit resulting from setting aside legal reserve from prior year's income	(267)		(51)
Tax benefit resulting from offsetting prior year's undistributed earning tax with current year's loss	0		(443)
Tax benefit resulting from actual investment from prior year's undistributed earnings	(161)
Increase in tax credits	(17,934)	(6,895)	(2,698)
Effect of change of unrecognized deductible temporary differences, tax losses carryforwards, and investment tax credits	3,668	4,954	6,455
Net of non-taxable income and non-deductible expense	10,680	129	343
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income	2,763	(709)	194
Foreign tax rate differential	837	881	548
Variance from audits, amendments and examinations of prior years' income tax filings	440	(363)	368
Others	424	614	115
Income tax expense	$ 110,657	$ 11,712	$ 416